STOCK BASED COMPENSATION (Details) - Amended plan - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
Percentage of ordinary shares reserved for issuance		15.00%	15.00%
Number of ordinary shares reserved for future issuance			281,532	106,532
Number of shares acquired on exercise of options granted	25,595
Number of shares available for issuance				80,937
ADS
STOCK BASED COMPENSATION
Number of ordinary shares reserved for future issuance			281,532	106,532
Number of shares acquired on exercise of options granted	25,595
Exercised Pre-Funded Warrants	$ 210
Number of shares available for issuance			254,865
Vesting period				4 years
ADS | Minimum
STOCK BASED COMPENSATION
Vesting period				3 years